UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/16_

Item 1. Schedule of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2016 (unaudited)

	Shares/Warrants			Value
Common Stocks and Other Equity Interests 0.2%
Mexico 0.0%†
[a] Corporacion GEO SAB de CV, B	221,287			$111,485

South Africa 0.2%
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	78,291,411			871,305
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	4,375			49
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	6,340,039			70,558
				941,912
Total Common Stocks and Other Equity Interests (Cost $9,316,759)				1,053,397
	Principal Amount*
Foreign Government and Agency Securities 71.2%
Bosnia & Herzegovina 0.4%
[d] Government of Bosnia & Herzegovina, FRN, 0.813%, 12/11/17	4,046,840		DEM	2,112,745

Brazil 9.4%
Nota Do Tesouro Nacional,
10.00%, 1/01/17	6,300	[e]	BRL	1,708,404
10.00%, 1/01/21	1,725	[e]	BRL	434,372
10.00%, 1/01/25	360	[e]	BRL	85,062
10.00%, 1/01/27	3,670	[e]	BRL	852,309
[f] Index Linked, 6.00%, 5/15/17	134	[e]	BRL	106,474
[f] Index Linked, 6.00%, 5/15/19	16,424	[e]	BRL	13,024,150
[f] Index Linked, 6.00%, 8/15/22	11,920	[e]	BRL	9,386,646
[f] Index Linked, 6.00%, 5/15/23	13,639	[e]	BRL	10,763,072
[f] Index Linked, 6.00%, 8/15/24	3,340	[e]	BRL	2,644,311
[f] Index Linked, 6.00%, 8/15/50	18,020	[e]	BRL	13,885,699
				52,890,499
Colombia 2.9%
Government of Colombia, senior bond,
7.75%, 4/14/21	2,433,000,000		COP	789,752
4.375%, 3/21/23	164,000,000		COP	43,753
9.85%, 6/28/27	262,000,000		COP	95,745
Titulos De Tesoreria B,
5.00%, 11/21/18	565,000,000		COP	173,803
7.75%, 9/18/30	15,700,000,000		COP	4,861,370
senior bond, 11.25%, 10/24/18	2,335,000,000		COP	818,367
senior bond, 7.00%, 5/04/22	2,211,000,000		COP	688,084
senior bond, 10.00%, 7/24/24	4,722,000,000		COP	1,713,479
senior bond, 7.50%, 8/26/26	16,738,000,000		COP	5,214,140
senior bond, 6.00%, 4/28/28	3,196,000,000		COP	867,558
senior note, 7.00%, 9/11/19	1,585,000,000		COP	506,903
senior note, B, 11.00%, 7/24/20	1,655,000,000		COP	600,022
				16,372,976
Croatia 1.5%
[g] Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000			8,658,302

Dominican Republic 2.5%
[h] Government of the Dominican Republic, senior bond, Reg S, 6.85%, 1/27/45	14,000,000			13,913,690

Ecuador 4.9%
[g] Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	31,180,000			27,882,715

El Salvador 0.4%
[g] Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000			2,293,350

Ethiopia 1.6%
[g] Federal Democratic Republic of Ethiopia, 144A, 6.625%, 12/11/24	10,000,000			9,155,800

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2016 (unaudited) (continued)

Gabon 2.5%
[h] Government of Gabon,
Reg S, 6.375%, 12/12/24	6,800,000		5,697,822
senior note, Reg S, 6.95%, 6/16/25	10,200,000		8,644,500
			14,342,322
Ghana 3.4%
Ghana Treasury Note,
24.25%, 10/09/17	1,130,000	GHS	297,228
23.95%, 11/06/17	610,000	GHS	160,099
23.30%, 12/11/17	2,560,000	GHS	667,149
Government of Ghana,
23.00%, 2/13/17	9,670,000	GHS	2,509,699
25.48%, 4/24/17	230,000	GHS	60,761
24.44%, 5/29/17	3,670,000	GHS	964,444
26.00%, 6/05/17	130,000	GHS	34,657
25.40%, 7/31/17	3,410,000	GHS	905,340
23.00%, 8/21/17	13,160,000	GHS	3,413,862
23.23%, 2/19/18	3,340,000	GHS	869,332
22.49%, 4/23/18	1,730,000	GHS	439,594
23.47%, 5/21/18	8,220,000	GHS	2,148,699
19.04%, 9/24/18	14,300,000	GHS	3,447,642
24.50%, 10/22/18	5,917,000	GHS	1,549,874
24.50%, 4/22/19	5,300,000	GHS	1,389,028
24.50%, 5/27/19	1,150,000	GHS	299,870
21.00%, 3/23/20	110,000	GHS	26,633
			19,183,911
Hungary 2.4%
Government of Hungary,
5.375%, 2/21/23	930,000		1,025,093
senior note, 6.375%, 3/29/21	10,790,000		12,255,821
			13,280,914
India 1.2%
Government of India,
senior bond, 7.80%, 5/03/20	68,300,000	INR	1,029,758
senior bond, 8.35%, 5/14/22	20,200,000	INR	311,140
senior bond, 8.28%, 9/21/27	20,600,000	INR	317,642
senior bond, 8.60%, 6/02/28	71,000,000	INR	1,120,882
senior note, 7.28%, 6/03/19	2,700,000	INR	40,215
senior note, 8.12%, 12/10/20	51,300,000	INR	783,504
senior note, 7.16%, 5/20/23	12,700,000	INR	184,220
senior note, 8.83%, 11/25/23	171,200,000	INR	2,706,780
			6,494,141
Indonesia 7.3%
Government of Indonesia,
7.875%, 4/15/19	21,627,000,000	IDR	1,603,026
FR31, 11.00%, 11/15/20	134,139,000,000	IDR	11,120,968
FR36, 11.50%, 9/15/19	40,000,000,000	IDR	3,270,132
FR39, 11.75%, 8/15/23	1,780,000,000	IDR	157,509
FR40, 11.00%, 9/15/25	58,140,000,000	IDR	5,128,750
FR42, 10.25%, 7/15/27	2,368,000,000	IDR	202,823
FR44, 10.00%, 9/15/24	1,066,000,000	IDR	88,183
FR46, 9.50%, 7/15/23	80,000,000,000	IDR	6,398,240
FR48, 9.00%, 9/15/18	2,961,000,000	IDR	224,351
FR61, 7.00%, 5/15/22	1,720,000,000	IDR	122,547
senior bond, 5.625%, 5/15/23	3,071,000,000	IDR	199,806
senior bond, FR53, 8.25%, 7/15/21	6,465,000,000	IDR	488,188
senior bond, FR56, 8.375%, 9/15/26	70,379,000,000	IDR	5,358,284
senior bond, FR70, 8.375%, 3/15/24	85,338,000,000	IDR	6,465,949
senior note, 5.25%, 5/15/18	3,553,000,000	IDR	251,519
			41,080,275
Iraq 3.5%
[g] Government of Iraq, 144A, 5.80%, 1/15/28	27,190,000		19,952,158

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2016 (unaudited) (continued)

Kenya 3.5%
Government of Kenya, senior note,
[g] 144A, 6.875%, 6/24/24	6,033,000			5,545,322
[h] Reg S, 5.875%, 6/24/19	7,200,000			7,031,412
[h] Reg S, 6.875%, 6/24/24	7,700,000			7,077,571
				19,654,305
Lithuania 0.3%
[g] Government of Lithuania, 144A, 7.375%, 2/11/20	1,320,000			1,560,293

Mexico 2.9%
Government of Mexico,
7.25%, 12/15/16	367,050	[i]	MXN	2,019,197
7.75%, 12/14/17	1,503,920	[i]	MXN	8,505,439
senior note, 8.50%, 12/13/18	470,500	[i]	MXN	2,761,609
senior note, M, 5.00%, 6/15/17	607,200	[i]	MXN	3,303,325
				16,589,570
Mongolia 1.0%
[g] Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	7,100,000			5,699,632

Senegal 1.1%
[g] Government of Senegal, 144A, 6.25%, 7/30/24	6,900,000			6,356,625

Serbia 4.2%
[g] Government of Serbia, senior note, 144A, 7.25%, 9/28/21	10,250,000			11,693,764
Serbia Treasury Bond, 8.00%, 10/22/20	133,400,000		RSD	1,292,780
Serbia Treasury Note,
10.00%, 6/27/16	65,340,000		RSD	593,534
10.00%, 8/15/16	26,900,000		RSD	246,597
10.00%, 10/17/16	15,050,000		RSD	139,490
10.00%, 12/19/16	15,400,000		RSD	144,175
8.00%, 1/12/17	1,540,000		RSD	14,303
8.00%, 3/23/17	400,000		RSD	3,740
8.00%, 4/06/17	9,050,000		RSD	84,716
10.00%, 5/08/17	10,040,000		RSD	95,871
10.00%, 11/08/17	36,330,000		RSD	353,663
10.00%, 4/27/18	744,450,000		RSD	7,339,241
10.00%, 11/21/18	13,450,000		RSD	134,367
10.00%, 3/20/21	56,890,000		RSD	593,016
10.00%, 6/05/21	33,720,000		RSD	353,035
10.00%, 9/11/21	68,330,000		RSD	718,570
				23,800,862
Sri Lanka 1.8%
Government of Sri Lanka,
10.60%, 7/01/19	483,950,000		LKR	3,175,235
10.60%, 9/15/19	321,640,000		LKR	2,111,425
8.00%, 11/01/19	18,120,000		LKR	109,457
9.25%, 5/01/20	68,990,000		LKR	429,666
11.20%, 7/01/22	31,680,000		LKR	206,238
A, 9.00%, 5/01/21	387,750,000		LKR	2,330,351
A, 11.00%, 8/01/21	259,200,000		LKR	1,681,569
				10,043,941
Ukraine 7.0%
[g] Government of Ukraine, 144A,
7.75%, 9/01/19	5,855,000			5,678,179
7.75%, 9/01/20	8,667,000			8,296,702
7.75%, 9/01/21	3,506,000			3,315,449
7.75%, 9/01/22	3,406,000			3,197,468
7.75%, 9/01/23	3,406,000			3,182,566
7.75%, 9/01/24	3,406,000			3,160,479
7.75%, 9/01/25	3,406,000			3,142,035
7.75%, 9/01/26	3,406,000			3,139,821
7.75%, 9/01/27	3,406,000			3,125,346

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2016 (unaudited) (continued)
[a,j] VRI, GDP Linked Securities, 5/31/40	10,087,000			3,126,970
				39,365,015
Zambia 5.5%
[g] Government of Zambia International Bond, 144A,
5.375%, 9/20/22	26,070,000			19,552,500
8.50%, 4/14/24	2,470,000			2,041,356
[g] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	11,460,000			9,392,387
				30,986,243
Total Foreign Government and Agency Securities (Cost $446,367,540)				401,670,284
Quasi-Sovereign and Corporate Bonds 17.3%
Bermuda 0.5%
[g] Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	3,300,000			2,568,209
Canada 1.4%
[g] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 5/15/22	10,000,000			7,700,000
Costa Rica 2.5%
[c] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	14,400,000			14,280,485
Netherlands 2.1%
[g] VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	12,000,000			11,865,000
Nigeria 3.7%
[g] Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	10,100,000			7,935,671
[g] Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	13,670,000			12,860,052
				20,795,723
Peru 0.2%
[g] Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,	1,025,067			986,942
5/31/18
Poland 1.1%
[g,k] Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	5,250,000		EUR	5,965,715
Russia 1.7%
LUKOIL International Finance BV,
[g] 144A, 6.656%, 6/07/22	4,540,000			5,044,036
[h] Reg S, 6.656%, 6/07/22	3,970,000			4,415,394
				9,459,430
South Africa 0.9%
[b,g] Edcon Ltd., senior secured note, 144A,
[l] 9.50%, 3/01/18	7,250,000			2,247,500
[l] 9.50%, 3/01/18	2,828,000		EUR	975,657
[k] PIK, 8.00%, 6/30/19	1,733,394		EUR	1,447,132
[k] PIK, 12.75%, 6/30/19	1,772,978		EUR	590,386
				5,260,675
Turkey 1.2%
[g] Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	6,680,000			6,963,900
Ukraine 1.0%
[g] Ukreximbank, (BIZ Finance PLC), loan participation, senior note, 144A, 9.75%, 1/22/25	6,405,000			5,876,587
United States 1.0%
General Electric Co., senior note, A, 8.50%, 4/06/18	101,000,000		MXN	5,765,277
Total Quasi-Sovereign and Corporate Bonds (Cost $114,038,010)				97,487,943
Total Investments before Short Term Investments (Cost $569,722,309)				500,211,624

Short Term Investments 6.2%
Foreign Government and Agency Securities (Cost $5,205,039) 0.9%
Mexico 0.9%
[m] Mexico Treasury Bill, 6/09/16 - 3/30/17	9,139,600	[n]	MXN	4,888,514

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2016 (unaudited) (continued)
Total Investments before Money Market Funds (Cost $574,927,348)		505,100,138
	Shares
Money Market Funds (Cost $30,039,012) 5.3%
United States 5.3%
[a,o] Institutional Fiduciary Trust Money Market Portfolio	30,039,012	30,039,012
Total Investments (Cost $604,966,360) 94.9%		535,139,150
Other Assets, less Liabilities 5.1%		28,719,145
Net Assets 100.0%		$563,858,295

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b At May 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
c See Note 6 regarding restricted securities.
d The coupon rate shown represents the rate at period end.
e Principal amount is stated in 1,000 Brazilian Real Units.
f Redemption price at maturity is adjusted for inflation.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
May 31, 2016, the aggregate value of these securities was $242,176,006, representing 42.95% of net assets.
h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2016, the aggregate value of these securities was $46,780,389, representing 8.30% of net assets.
i Principal amount is stated in 100 Mexican Peso Units.
j The principal represents the notional amount. See Note 3 regarding value recovery instruments.
k Income may be received in additional securities and/or cash.
l Defaulted security or security for which income has been deemed uncollectible.
m The security is traded on a discount basis with no stated coupon rate.
n Principal amount is stated in 10 Mexican Peso Units.
o See Note 7 regarding investments in affiliated management investment companies.

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2016 (unaudited) (continued)

At May 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Euro	DBAB	Sell	1,506,000	$1,687,940	6/06/16	$11,526	$-
South Korean Won	JPHQ	Buy	7,297,662,505	6,280,585	6/09/16	-	(151,875)
South Korean Won	JPHQ	Sell	7,297,662,505	5,893,577	6/09/16	-	(235,133)
Ghanaian Cedi	BZWS	Buy	1,780,000	341,323	6/10/16	119,207	-
Australian Dollar	CITI	Sell	4,919,000	3,520,332	6/14/16	-	(32,877)
Australian Dollar	JPHQ	Sell	7,297,000	5,279,781	6/14/16	8,839	-
Euro	GSCO	Sell	2,753,000	3,137,801	6/16/16	72,100	-
Euro	DBAB	Sell	3,345,000	3,753,425	6/30/16	26,474	-
Japanese Yen	HSBC	Sell	1,620,890,000	13,801,269	7/19/16	-	(864,944)
Japanese Yen	SCNY	Sell	1,770,880,000	15,195,078	7/19/16	-	(828,281)
Malaysian Ringgit	DBAB	Buy	2,499,000	639,212	7/20/16	-	(34,562)
Malaysian Ringgit	DBAB	Buy	3,942,000	891,250	7/22/16	62,492	-
Malaysian Ringgit	DBAB	Buy	4,793,000	1,224,985	7/27/16	-	(65,508)
Malaysian Ringgit	JPHQ	Buy	5,039,000	1,279,584	7/29/16	-	(60,663)
Euro	CITI	Sell	358,630	393,902	8/10/16	-	(6,211)
Euro	GSCO	Sell	910,000	1,039,397	8/12/16	24,065	-
Euro	DBAB	Sell	3,032,550	3,395,788	8/15/16	20,694	(8,843)
Euro	MSCO	Sell	907,070	1,024,141	8/15/16	11,967	-
Euro	SCNY	Sell	413,000	472,410	8/15/16	11,555	-
Euro	DBAB	Sell	359,450	403,005	8/17/16	1,875	-
Euro	MSCO	Sell	907,070	1,016,998	8/17/16	4,751	-
Euro	DBAB	Sell	1,347,000	1,502,417	8/22/16	-	(1,045)
Euro	BOFA	Sell	1,604,997	1,798,555	8/26/16	6,867	-
Euro	SCNY	Sell	362,390	422,134	8/26/16	17,591	-
Euro	DBAB	Sell	9,366,031	10,592,982	8/31/16	135,562	-
Australian Dollar	CITI	Sell	4,886,000	3,519,777	9/14/16	1,510	-
Australian Dollar	BOFA	Sell	1,753,000	1,309,491	9/29/16	47,796	-
Ghanaian Cedi	BZWS	Buy	2,895,477	676,909	10/11/16	13,935	-
Euro	HSBC	Sell	826,000	936,775	10/13/16	12,998	-
Euro	DBAB	Sell	266,000	289,626	11/14/16	-	(8,228)
Euro	BZWS	Sell	10,415,000	11,293,609	11/16/16	-	(369,497)
Australian Dollar	JPHQ	Sell	4,946,000	3,519,964	12/12/16	-	(31,809)
Australian Dollar	JPHQ	Sell	2,458,000	1,759,633	12/14/16	-	(5,382)
Euro	SCNY	Sell	628,500	691,476	1/13/17	-	(14,100)
Japanese Yen	CITI	Sell	624,500,000	5,363,001	1/17/17	-	(330,729)
Japanese Yen	SCNY	Sell	1,873,240,000	16,038,151	1/17/17	-	(1,040,667)
Japanese Yen	DBAB	Sell	626,420,000	5,427,074	1/23/17	-	(285,878)
Euro	BZWS	Sell	2,547,416	2,792,566	1/27/17	-	(69,019)
Euro	JPHQ	Sell	2,260,000	2,538,943	2/22/17	-	(2,697)
Total Forw ard Exchange Contracts						$611,804	$(4,447,948)
Net unrealized appreciation (depreciation)							$(3,836,144)

aMay be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Statement of Investments, May 31, 2016 (unaudited) (continued)

At May 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Sw ap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Sw ap Contracts
Receive Floating rate 3-month USD BBA LIBOR	LCH $	17,160,000	10/17/17	$-	$(3,998)
Pay Fixed rate 0.926%
Receive Floating rate 3-month USD BBA LIBOR	LCH	75,850,000	7/29/25	-	(4,883,700)
Pay Fixed rate 2.309%
Receive Floating rate 3-month USD BBA LIBOR	LCH	39,530,000	7/29/45	-	(5,708,959)
Pay Fixed rate 2.752%
Net unrealized appreciation (depreciation)					$(10,596,657)

Abbreviations

Counterparty / Exchange
BOFA		Bank of America Corp.
BZWS		Barclays Bank PLC
CITI		Citigroup, Inc.
DBAB		Deutsche Bank AG
GSCO		The Goldman Sachs Group, Inc.
HSBC		HSBC Bank USA, N.A.
JPHQ		JPMorgan Chase & Co.
LCH		LCH Clearnet LLC
MSCO		Morgan Stanley
SCNY		Standard Chartered Bank

Currency

BRL	-	Brazilian Real
COP	-	Colombian Peso
DEM	-	Deutsche Mark
EUR	-	Euro
GHS	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
RSD	-	Serbian Dinar

Selected Portfolio

FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
PIK	-	Payment-In-Kind
VRI	-	Value Recovery Instruments

Templeton Emerging Markets Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

4. INCOME TAXES

At May 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$617,510,976

Unrealized appreciation	$22,562,535
Unrealized depreciation	(104,934,361)
Net unrealized appreciation (depreciation)	$(82,371,826)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At May 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount /		Acquisition
Warrants	Issuer	Dates	Cost	Value
14,400,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/2013	$14,400,000	$14,280,485
78,291,411	[a] Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/2015	829,537	871,305
6,340,039	[a] Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/2015	67,176	70,558
4,375	[a] Edcon Holdings Ltd., F w ts., 2/20/49	11/27/2015	46	49

Total Restricted Securities (Value is 2.70% of Net Assets)	$15,296,759	$15,222,397
[a]The Fund also invests in unrestricted securities of the issuer, valued at $5,260,675 as of May 31, 2016.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	100,493,707	91,750,110	(162,204,805)	30,039,012	$30,039,012	$ -	$-	0.15%

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Equity Investments:[a]
South Africa	$-	$-	$941,912	$941,912
Mexico	111,485	-	-	111,485
Foreign Government and Agency Securities[b]	-	401,670,284	-	401,670,284
Quasi-Sovereign and Corporate Bonds[b]	-	83,207,458	14,280,485	97,487,943
Short Term Investments	30,039,012	4,888,514	-	34,927,526
Total Investments in Securities	$30,150,497	$489,766,256	$15,222,397	$535,139,150

Other Financial Instruments
Forward Exchange Contracts	$-	$611,804	$-	$611,804

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$-	$4,447,948	$-	$4,447,948
Swap Contracts	-	10,596,657	-	10,596,657
Total Other Financial Instruments	$-	$15,044,605	$-	$15,044,605

[a]Includes common stocks and w arrants.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended May 31, 2016, is as follows:

											Unrealized
									Net		Appreciation
	Balance at								Unrealized		(Depreciation)
	Beginning of			Transfers	Transfers Out		Cost Basis	Net Realized	Appreciation	Balance at End	on Assets Held
	Period	Purchases	Sales	Into Level 3	of Level 3		Adjustments Gain (Loss) (Depreciation)			of Period	at Period End
Assets
Investments in Securities:
Equity Investments:
South Africa	$-	$896,759	$-	$-		$-	$-	$-	$45,153	$941,912	$45,153
Quasi-Sovereign and Corporate Bonds	14,278,866	-	-	-		-	-	-	1,619	14,280,485	1,619
Total Investments in Securities	$14,278,866	$896,759	$-	$-		$-	$-	$-	$46,772	$15,222,397	$46,772

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2016, are as follows:

					Im pact to
					Fair Value
					if Input
Description	Fair Value at End of Period	Valuation Technique	Unobservable Input	Am ount	Increases[a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$14,280,485	Discounted cash flow model	Discount rate[b]	8.2%	Decrease
All Other Investments[c]	941,912
Total	$15,222,397

a Represents the expected directional change in the fair value of the Level 3 investments that w ould result from an increase in the corresponding input. A decrease to the unobservable input w ould have the opposite effect. Significant changes in these inputs could result in significantly higher or low er fair value measurement.

b The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines w ith the first tw o components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

 c Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

By /s/ MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2016